UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: January 31, 2008

*	MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund, each a series of the Registrant, have a fiscal year end April 30. The MFS Sector Rotational Fund, a series of the Registrant, has a fiscal year end October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

1/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Floating Rate High Income Fund - Class I	183,118	$1,677,362
MFS Government Securities Fund - Class I	171,343	1,677,449
MFS Inflation-Adjusted Bond Fund - Class I	159,465	1,677,567
MFS Limited Maturity Fund - Class I	527,510	3,354,963
MFS Money Market Fund	1,677,468	1,677,468
MFS Research Bond Fund - Class I	338,198	3,354,928
MFS Research Fund - Class I	66,007	1,679,876
MFS Value Fund - Class I	66,391	1,677,706

Total Mutual Funds		$16,777,319

Short-Term Obligations – 0.7%
Abbey National LLC, 3.031%, due 2/01/08	$108,000	$108,000

Total Investments		$16,885,319

Other Assets, Less Liabilities – (0.5)%		(79,378)

Net Assets – 100.0%		$16,805,941

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$16,965,688

Gross unrealized appreciation	$184,863
Gross unrealized depreciation	(265,232)

Net unrealized appreciation (depreciation)	$(80,369)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of the report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Floating Rate High Income Fund	68,698	191,950		(77,530)	183,118
MFS Government Securities Fund	73,412	181,150		(83,219)	171,343
MFS Inflation-Adjusted Bond Fund	71,055	175,059		(86,649)	159,465
MFS Intermediate Investment Grade Bond	105,333	27,960		(133,293)	—
MFS Limited Maturity Fund	216,462	549,343		(238,295)	527,510
MFS Money Market Fund	692,694	1,740,913		(756,139)	1,677,468
MFS Research Bond Fund	34,584	443,490	(i)	(139,876)	338,198
MFS Research Fund	26,572	75,339		(35,904)	66,007
MFS Value Fund	24,266	77,218		(35,093)	66,391

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Floating Rate High Income Fund	$(30,537)	$—		$69,448	$1,677,362
MFS Government Securities Fund	4,679	—		46,648	1,677,449
MFS Inflation-Adjusted Bond Fund	18,867	—		58,449	1,677,567
MFS Intermediate Investment Grade Bond	(370)	—		9,762	—
MFS Limited Maturity Fund	(6,236)	—		101,540	3,354,963
MFS Money Market Fund	—	—		47,052	1,677,468
MFS Research Bond Fund	(5,967)	—		94,830	3,354,928
MFS Research Fund	86,018	—		15,150	1,679,876
MFS Value Fund	44,420	111,060		15,789	1,677,706

	$110,874	$111,060		$458,668	$16,777,319

(i)	The acquisition shares include shares received in the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007.

2

MFS® Lifetime® 2010 Fund

1/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.1%
MFS Core Growth Fund - Class I	35,879	$719,738
MFS Floating Rate High Income Fund - Class I	135,755	1,243,520
MFS Government Securities Fund - Class I	272,910	2,671,787
MFS Inflation-Adjusted Bond Fund - Class I	119,039	1,252,286
MFS Limited Maturity Fund - Class I	840,161	5,343,423
MFS Money Market Fund	2,668,443	2,668,443
MFS Research Bond Fund - Class I	539,147	5,348,336
MFS Research Fund - Class I	134,349	3,419,171
MFS Research International Fund - Class I	39,967	728,992
MFS Value Fund - Class I	135,316	3,419,425

Total Mutual Funds		$26,815,121

Short-Term Obligations – 1.7%
Abbey National LLC, 3.031%, due 2/01/08 (y)	$475,000	$475,000

Total Investments		$27,290,121

Other Assets, Less Liabilities – (0.8)%		(219,872)

Net Assets – 100.0%		$27,070,249

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$27,465,895

Gross unrealized appreciation	$212,794
Gross unrealized depreciation	(388,568)

Net unrealized appreciation (depreciation)	$(175,774)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	—	40,652	(i)	(4,773)	35,879
MFS Floating Rate High Income Fund	43,564	97,510		(5,319)	135,755
MFS Government Securities Fund	147,872	161,327		(36,289)	272,910
MFS Inflation-Adjusted Bond Fund	45,071	84,339		(10,371)	119,039
MFS Intermediate Investment Grade Bond	212,390	35,867		(248,257)	—
MFS Limited Maturity Fund	436,230	500,706		(96,775)	840,161
MFS Money Market Fund	1,396,097	1,570,290		(297,944)	2,668,443
MFS Research Bond Fund	69,666	531,650	(i)	(62,169)	539,147
MFS Research Fund	71,644	75,478		(12,773)	134,349
MFS Research International Fund	22,616	23,640		(6,289)	39,967
MFS Strategic Growth Fund	21,444	2,565		(24,009)	—
MFS Value Fund	65,455	82,390		(12,529)	135,316

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$14,343	$25,121		$—	$719,738
MFS Floating Rate High Income Fund	(1,864)	—		41,169	1,243,520
MFS Government Securities Fund	4,132	—		70,030	2,671,787
MFS Inflation-Adjusted Bond Fund	3,492	—		34,277	1,252,286
MFS Intermediate Investment Grade Bond	(115)	—		18,887	—
MFS Limited Maturity Fund	(2,495)	—		151,829	5,343,423
MFS Money Market Fund	—	—		70,495	2,668,443
MFS Research Bond Fund	(3,148)	—		138,082	5,348,336
MFS Research Fund	53,076	—		29,357	3,419,171
MFS Research International Fund	11,262	59,177		10,485	728,992
MFS Strategic Growth Fund	2,047	—		—	—
MFS Value Fund	35,255	205,937		31,271	3,419,425

	$115,985	$290,235		$595,882	$26,815,121

(i)	The acquisition shares include shares received in the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund as well as shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

2

MFS® Lifetime® 2020 Fund

1/31/08

Quarterly portfolio holdings

SSW
S
NNE

M F S®
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	419,000	$8,405,144
MFS Government Securities Fund - Class I	497,306	4,868,624
MFS High Income Fund - Class I	926,939	3,318,443
MFS International New Discovery Fund - Class I	77,555	1,768,261
MFS Mid Cap Growth Fund - Class I (a)	525,486	5,086,704
MFS Mid Cap Value Fund - Class I	406,611	5,086,704
MFS Money Market Fund	1,550,182	1,550,182
MFS Research Bond Fund - Class I	981,578	9,737,251
MFS Research Fund - Class I	321,692	8,187,067
MFS Research International Fund - Class I	460,809	8,405,152
MFS Value Fund - Class I	393,958	9,955,328

Total Mutual Funds		$66,368,860

Short-Term Obligations – 0.8%
Abbey National LLC, 3.031%, due 2/01/08 (y)	$571,000	$571,000

Total Investments		$66,939,860

Other Assets, Less Liabilities – (0.8)%		(546,127)

Net Assets – 100.0%		$66,393,733

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$69,533,983

Gross unrealized appreciation	$315,905
Gross unrealized depreciation	(2,910,028)

Net unrealized appreciation (depreciation)	$(2,594,123)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

‘An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	—	448,376	(i)	(29,376)	419,000
MFS Government Securities Fund	283,214	293,657		(79,565)	497,306
MFS High Income Fund	512,447	534,246		(119,754)	926,939
MFS Intermediate Investment Grade Bond Fund	129,888	38,765		(168,653)	—
MFS International New Discovery Fund	45,226	44,345		(12,016)	77,555
MFS Mid Cap Growth Fund	327,283	250,626		(52,423)	525,486
MFS Mid Cap Value Fund	216,274	225,330		(34,993)	406,611
MFS Money Market Fund	640,381	1,066,964		(157,163)	1,550,182
MFS Research Bond Fund	405,732	719,429		(143,583)	981,578
MFS Research Fund	179,015	167,283		(24,606)	321,692
MFS Research International Fund	257,478	257,726		(54,395)	460,809
MFS Strategic Growth Fund	243,199	44,285		(287,484)	—
MFS Value Fund	211,960	216,521		(34,523)	393,958

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$54,598	$305,247		$—	$8,405,144
MFS Government Securities Fund	13,670	—		139,450	4,868,624
MFS High Income Fund	(18,394)	—		175,013	3,318,443
MFS Intermediate Investment Grade Bond Fund	(386)	—		12,806	—
MFS International New Discovery Fund	24,484	300,515		20,744	1,768,261
MFS Mid Cap Growth Fund	36,691	—		—	5,086,704
MFS Mid Cap Value Fund	11,588	435,312		59,878	5,086,704
MFS Money Market Fund	—	—		39,630	1,550,182
MFS Research Bond Fund	(14,415)	—		296,028	9,737,251
MFS Research Fund	78,850	—		70,986	8,187,067
MFS Research International Fund	47,910	708,912		125,610	8,405,152
MFS Strategic Growth Fund	21,369	—		—	—
MFS Value Fund	68,943	635,552		100,514	9,955,328

	$324,908	$2,385,538		$1,040,659	$66,368,860

2

MFS® Lifetime® 2030 Fund

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.3%
MFS Core Growth Fund - Class I	399,754	$8,019,071
MFS Government Securities Fund - Class I	50,281	492,251
MFS High Income Fund - Class I	137,638	492,743
MFS International New Discovery Fund - Class I	164,394	3,748,174
MFS Mid Cap Growth Fund - Class I (a)	606,634	5,872,216
MFS Mid Cap Value Fund - Class I	473,979	5,929,476
MFS New Discovery Fund - Class I	90,612	1,682,668
MFS Research Bond Fund - Class I	99,295	985,010
MFS Research Fund - Class I	167,355	4,259,172
MFS Research International Fund - Class I	258,301	4,711,414
MFS Value Fund - Class I	252,749	6,386,964

Total Mutual Funds		$42,579,159

Short-Term Obligations – 0.9%
Abbey National LLC, 3.031%, due 2/01/08 (y)	$390,000	$390,000

Total Investments		$42,969,159

Other Assets, Less Liabilities – (0.2)%		(88,602)

Net Assets – 100.0%		$42,880,557

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$46,026,828

Gross unrealized appreciation	$—
Gross unrealized depreciation	(3,057,669)

Net unrealized appreciation (depreciation)	$(3,057,669)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	—	433,620	(i)	(33,866)	399,754
MFS Government Securities Fund	20,457	38,536		(8,712)	50,281
MFS High Income Fund	48,714	105,207		(16,283)	137,638
MFS International New Discovery Fund	73,492	105,500		(14,598)	164,394
MFS Mid Cap Growth Fund	334,862	315,083		(43,311)	606,634
MFS Mid Cap Value Fund	220,833	282,161		(29,015)	473,979
MFS New Discovery Fund	47,769	51,298		(8,455)	90,612
MFS Research Bond Fund	38,538	76,829		(16,072)	99,295
MFS Research Fund	93,550	85,916		(12,111)	167,355
MFS Research International Fund	124,964	158,856		(25,519)	258,301
MFS Strategic Growth Fund	211,134	37,288		(248,422)	—
MFS Value Fund	128,120	146,245		(21,616)	252,749

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$75,717	$291,503		$—	$8,019,071
MFS Government Securities Fund	1,882	—		12,602	492,251
MFS High Income Fund	(3,155)	—		22,106	492,743
MFS International New Discovery Fund	8,725	637,674		44,019	3,748,174
MFS Mid Cap Growth Fund	36,278	—		—	5,872,216
MFS Mid Cap Value Fund	(11,681)	502,104		69,064	5,929,476
MFS New Discovery Fund	7,358	53,331		—	1,682,668
MFS Research Bond Fund	(963)	—		27,861	985,010
MFS Research Fund	38,142	—		38,972	4,259,172
MFS Research International Fund	16,504	412,429		73,077	4,711,414
MFS Strategic Growth Fund	829	—		—	—
MFS Value Fund	22,566	426,088		65,658	6,386,964

	$192,202	$2,323,129		$353,359	$42,579,159

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

2

MFS® Lifetime® 2040 Fund

1/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.2%
MFS Core Growth Fund - Class I	229,923	$4,612,252
MFS International New Discovery Fund - Class I	101,873	2,322,700
MFS Mid Cap Growth Fund - Class I (a)	357,192	3,457,619
MFS Mid Cap Value Fund - Class I	278,408	3,482,879
MFS New Discovery Fund - Class I	63,206	1,173,731
MFS Research Fund - Class I	90,829	2,311,592
MFS Research International Fund - Class I	126,193	2,301,758
MFS Value Fund - Class I	137,028	3,462,705

Total Mutual Funds		$23,125,236

Short-Term Obligations – 0.6%
Abbey National LLC, 3.031%, due 2/01/08 (y)	$139,000	$139,000

Total Investments		$23,264,236

Other Assets, Less Liabilities – 0.2%		38,437

Net Assets – 100.0%		$23,302,673

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$24,913,273

Gross unrealized appreciation	$5,714
Gross unrealized depreciation	(1,654,751)

Net unrealized appreciation (depreciation)	$(1,649,037)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	—	248,748	(i)	(18,825)	229,923
MFS International New Discovery Fund	43,603	65,760		(7,490)	101,873
MFS Mid Cap Growth Fund	192,407	190,017		(25,232)	357,192
MFS Mid Cap Value Fund	127,196	166,397		(15,185)	278,408
MFS New Discovery Fund	30,957	37,447		(5,198)	63,206
MFS Research Fund	51,050	46,784		(7,005)	90,829
MFS Research International Fund	63,290	75,146		(12,243)	126,193
MFS Strategic Growth Fund	119,916	27,611		(147,527)	—
MFS Value Fund	69,916	77,616		(10,504)	137,028

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$38,471	$161,437		$—	$4,612,252
MFS International New Discovery Fund	2,840	371,787		25,664	2,322,700
MFS Mid Cap Growth Fund	22,612	—		—	3,457,619
MFS Mid Cap Value Fund	9,049	283,580		39,007	3,482,879
MFS New Discovery Fund	11,346	35,394		—	1,173,731
MFS Research Fund	24,587	—		20,245	2,311,592
MFS Research International Fund	6,473	192,807		34,163	2,301,758
MFS Strategic Growth Fund	1,267	—		—	—
MFS Value Fund	18,395	221,016		35,218	3,462,705

	$135,040	$1,266,021		$154,297	$23,125,236

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Research Bond Fund on June 22, 2007.

2

MFS® Sector Rotational Fund

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 4.4%
General Dynamics Corp.	81,178	$6,856,294
United Technologies Corp.	93,140	6,837,407

		$13,693,701

Automotive – 3.3%
Genuine Parts Co.	148,320	$6,515,698
SPX Corp.	34,800	3,500,880

		$10,016,578

Broadcasting – 1.8%
Omnicom Group, Inc.	119,090	$5,403,113

Brokerage & Asset Managers – 2.1%
TD AMERITRADE Holding Corp. (a)	340,960	$6,396,410

Chemicals – 1.3%
PPG Industries, Inc.	61,960	$4,094,936

Computer Software - Systems – 6.6%
Avnet, Inc. (a)	175,080	$6,234,599
Hewlett-Packard Co.	179,775	7,865,156
International Business Machines Corp.	57,010	6,119,453

		$20,219,208

Consumer Goods & Services – 1.6%
DeVry, Inc. (l)	87,130	$4,808,705

Electrical Equipment – 5.9%
Crane Co.	154,940	$6,332,398
Emerson Electric Co.	117,950	5,996,578
Valmont Industries, Inc. (l)	69,600	5,825,520

		$18,154,496

Energy - Independent – 2.8%
Apache Corp.	23,770	$2,268,609
Noble Energy, Inc.	88,320	6,410,266

		$8,678,875

Energy - Integrated – 6.8%
Chevron Corp.	73,400	$6,202,300
Exxon Mobil Corp.	76,790	6,634,656
Hess Corp.	87,810	7,975,782

		$20,812,738

Food & Beverages – 4.4%
Coca-Cola Co.	116,770	$6,909,281
PepsiCo, Inc.	96,534	6,582,653

		$13,491,934

Food & Drug Stores – 1.1%
CVS Caremark Corp.	82,980	$3,242,029

General Merchandise – 2.9%
Costco Wholesale Corp.	98,450	$6,688,693
Dollar Tree Stores, Inc. (a)	80,510	2,255,085

		$8,943,778

Health Maintenance Organizations – 3.5%
CIGNA Corp.	124,320	$6,111,571
WellPoint, Inc. (a)	58,570	4,580,174

		$10,691,745

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 14.5%
Assurant, Inc.	50,670	$3,287,976
Chubb Corp.	120,870	6,259,857
MetLife, Inc. (l)	94,830	5,592,125
Philadelphia Consolidated Holding Corp. (a)	134,540	4,816,532
Principal Financial Group, Inc.	108,050	6,440,861
Prudential Financial, Inc.	66,010	5,569,264
Torchmark Corp.	103,200	6,301,392
Travelers Cos., Inc.	131,700	6,334,770

		$44,602,777

Internet – 1.7%
Google, Inc., “A” (a)	9,550	$5,389,065

Machinery & Tools – 4.5%
Deere & Co.	92,580	$8,124,821
Parker Hannifin Corp. (l)	86,009	5,815,068

		$13,939,889

Medical Equipment – 1.7%
Baxter International, Inc.	88,523	$5,376,887

Natural Gas - Distribution – 0.8%
Energen Corp.	41,605	$2,616,955

Network & Telecom – 3.8%
Cisco Systems, Inc. (a)	241,134	$5,907,783
Nokia Corp., ADR	155,750	5,754,963

		$11,662,746

Oil Services – 4.8%
FMC Technologies, Inc. (a)	142,136	$6,845,270
National Oilwell Varco, Inc. (a)	91,860	5,532,728
Transocean, Inc. (a)	20,639	2,530,341

		$14,908,339

Personal Computers & Peripherals – 2.0%
Seagate Technology LLC	302,450	$6,130,662

Pharmaceuticals – 1.0%
Perrigo Co.	99,230	$3,060,253

Pollution Control – 0.9%
Republic Services, Inc.	89,650	$2,689,500

Railroad & Shipping – 2.2%
Canadian Pacific Railway Ltd.	103,870	$6,914,626

Specialty Chemicals – 4.5%
Airgas, Inc.	66,410	$3,082,088
NOVA Chemicals Corp.	86,380	2,473,059
Praxair, Inc.	100,743	8,151,116

		$13,706,263

Specialty Stores – 2.4%
TJX Cos., Inc.	236,540	$7,465,202

Telephone Services – 0.9%
AT&T, Inc.	70,411	$2,710,119

Trucking – 1.1%
United Parcel Service, Inc., “B” (l)	44,490	$3,254,888

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.3%
Constellation Energy Group, Inc.	66,800	$6,276,528
DPL, Inc. (l)	135,780	3,769,253

		$10,045,781

Total Common Stocks		$303,122,198

Short-Term Obligations – 2.3%
Abbey National LLC, 3.031%, due 2/01/08 (y)	$7,168,000	$7,168,000

Collateral for Securities Loaned – 6.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	19,930,650	$19,930,650

Total Investments		$330,220,848

Other Assets, Less Liabilities – (7.4)%		(22,724,168)

Net Assets – 100.0%		$307,496,680

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Sector Rotational Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$331,180,867

Gross unrealized appreciation	$10,918,588
Gross unrealized depreciation	(11,878,607)

Net unrealized appreciation (depreciation)	$(960,019)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At January 31, 2008, the value of securities loaned was $23,570,896. These loans were collateralized by cash of $19,930,650 and U.S. Treasury obligations of $4,202,824.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.